Intangible assets - Reconciliation (Details) £ in Millions, $ in Millions			12 Months Ended
	May 31, 2024 GBP (£)	May 31, 2024 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			£ 26,211
Intangible assets and goodwill, end of period			25,613	£ 26,211
Proceeds from sales of intangible assets, classified as investing activities				325	£ 246
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			27,137	27,546
Hyperinflation adjustments			(2)	11
Exchange adjustments			(574)	(67)
Additions			91	74
Disposals and write-offs			(20)	(41)
Reclassifications			1	(6)
Transfer to assets held for sale				(380)
Intangible assets and goodwill, end of period			26,633	27,137	27,546
Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(926)
Intangible assets and goodwill, end of period			(1,020)	(926)
Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(627)	(532)
Hyperinflation adjustments				(2)
Exchange adjustments			6	2
Charge for the period			(120)	(99)
Disposals and write-offs			17	4
Reclassifications			2
Intangible assets and goodwill, end of period			(722)	(627)	(532)
Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(299)	(159)
Exchange adjustments			12	(3)
Impairment losses			(14)	(174)
Disposals and write-offs			3	37
Intangible assets and goodwill, end of period			(298)	(299)	(159)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			8,202
Intangible assets and goodwill, end of period			8,127	8,202
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			8,202	8,317
Hyperinflation adjustments			(1)	1
Exchange adjustments			(72)	17
Transfer to assets held for sale				(133)
Intangible assets and goodwill, end of period			8,129	8,202	8,317
Goodwill | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, end of period			(2)
Goodwill | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses			(2)
Intangible assets and goodwill, end of period			(2)
Indefinite life brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			17,623
Intangible assets and goodwill, end of period			16,594	17,623
Indefinite life brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			17,901	18,213
Hyperinflation adjustments			(1)	7
Exchange adjustments			(482)	(80)
Additions				8
Reclassifications			(682)
Transfer to assets held for sale				(247)
Intangible assets and goodwill, end of period			16,736	17,901	18,213
Indefinite life brands | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(278)
Intangible assets and goodwill, end of period			(142)	(278)
Indefinite life brands | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(278)	(140)
Exchange adjustments			12	(3)
Impairment losses			(7)	(135)
Reclassifications			131
Intangible assets and goodwill, end of period			(142)	(278)	(140)
ChapStick
Reconciliation of changes in intangible assets and goodwill [abstract]
Proceeds from sales of intangible assets, classified as investing activities	£ 324	$ 410
Loss on disposal of intangible assets	0
ChapStick | Suave Brands Company
Reconciliation of changes in intangible assets and goodwill [abstract]
Agreed value of equity consideration received in exchange for sale of brand	£ 80
Amortised brands, licences and patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			144
Intangible assets and goodwill, end of period			633	144
Amortised brands, licences and patents | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			390	391
Exchange adjustments			(15)	(2)
Additions			1	4
Disposals and write-offs				(1)
Reclassifications			682	(2)
Intangible assets and goodwill, end of period			1,058	390	391
Amortised brands, licences and patents | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(246)
Intangible assets and goodwill, end of period			(425)	(246)
Amortised brands, licences and patents | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(235)	(211)
Exchange adjustments			4
Charge for the period			(51)	(24)
Intangible assets and goodwill, end of period			(282)	(235)	(211)
Amortised brands, licences and patents | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(11)	(9)
Exchange adjustments			(1)
Impairment losses				(3)
Disposals and write-offs				1
Reclassifications			(131)
Intangible assets and goodwill, end of period			(143)	(11)	(9)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			181
Intangible assets and goodwill, end of period			159	181
Computer software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			84	122
Intangible assets and goodwill, end of period			71	84	122
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			583	542
Hyperinflation adjustments				3
Exchange adjustments			(6)	(3)
Additions			2	4
Disposals and write-offs			(19)	(8)
Reclassifications			50	45
Intangible assets and goodwill, end of period			610	583	542
Computer software | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(402)
Intangible assets and goodwill, end of period			(451)	(402)
Computer software | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(392)	(321)
Hyperinflation adjustments				(2)
Exchange adjustments			2	2
Charge for the period			(69)	(75)
Disposals and write-offs			17	4
Reclassifications			2
Intangible assets and goodwill, end of period			(440)	(392)	(321)
Computer software | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(10)	(10)
Exchange adjustments			1
Impairment losses			(4)	(4)
Disposals and write-offs			2	4
Intangible assets and goodwill, end of period			(11)	(10)	(10)
Assets under construction
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			61
Intangible assets and goodwill, end of period			100	61
Assets under construction | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			61	83
Exchange adjustments			1	1
Additions			88	58
Disposals and write-offs			(1)	(32)
Reclassifications			(49)	(49)
Intangible assets and goodwill, end of period			100	61	£ 83
Assets under construction | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses			(1)	(32)
Disposals and write-offs			£ 1	£ 32